Note 6 - Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets [Text Block]

5. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets totaled $548 and $689 as of September 30, 2013 and December 31, 2012, respectively and primarily consists of prepaid invoices and insurance premiums that will be reclassified to expense as shipments are made to customers or services are provided. Deferred debt issuance costs are also included in prepaid expenses and other current assets and were $0 as of September 30, 2013, reflecting $15 and $360 of amortization expensed during the three and nine months ended September 30, 2013, respectively. Deferred debt issuance costs were $399 as of December 31, 2012.

6.  Prepaid Expenses and Other Current Assets

On July 2, 2012, the Company entered into the July 2012 Private Placement (see note 3).  In connection with this transaction, the Company capitalized legal and banking fees totaling $1,033 as deferred issuance costs.  These deferred issuance costs are amortized as debt discount amortization over the fourteen month term of the senior convertible notes under the transaction.  Deferred issuance costs are included in prepaid expenses and other current assets in the Company’s consolidated balance sheet and were $399 as of December 31, 2012, reflecting $634 of amortization expensed during the year ended December 31, 2012.